OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of prepayments and other assets [Abstract]
Schedule of other current assets
Other current assets are composed of the following for the years ended:

	December 31, 2021	December 31, 2020
	$	$
Prepaid expenses	11,058	9,086
Income taxes receivable and prepaid	10,688	3,280
Sales and other taxes receivable and credits	4,756	3,988
Supplier rebates receivable	2,982	2,596
Reserve for inventory returns	1,002	1,196
Other	1,624	902
	32,110	21,048